Equity Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Summary of carrying value and change of the company's investments

	For the Years Ended December 31,
	2019	2018	2017

Beginning Balance	$3,491,653	$3,688,676	$-
Investment made to Ling Ban	-	-	2,645,672
Investment made to Ling Ban Online	-	-	863,732
Investment made to TWIC	-	1,461	-
Translation adjustment	(45,307)	(198,484)	179,272
Ending Balance	$3,446,346	$3,491,653	$3,688,676